Financial Instruments - Disclosure of Fair Value of Commodity Price Contracts (Detail) - Coca-Cola FEMSA [member] - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Sugar Price Contracts [member] | Less than 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	$ 1,554	$ 1,223
Fair Value Asset	53
Fair Value Liability		(88)
Sugar Price Contracts [member] | 1-2 years [member]
Disclosure of detailed information about hedges [line items]
Notional amount	98
Fair Value Asset	15
Aluminum price contracts [member] | Less than 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	394	265
Fair Value Asset	4
Fair Value Liability		(17)
PX MEG contracts [member] | Less than 1 year [member]
Disclosure of detailed information about hedges [line items]
Notional amount	320	1,303
Fair Value Liability	$ (28)	$ (131)